EQUITY	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Equity
NOTE 7 – Equity:

Share repurchase program

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs. This repurchase authorization has no time limit.

The following table summarizes the shares which were repurchased and the amount Teva spent on these repurchases:

	Three months ended September 30,		Nine months ended September 30,

	2012	2011	2012	2011
	(in millions)
Amount spent on shares repurchased	$-	$254	$667	$749
Number of shares repurchased	-	6.1	15.4	16.0